Note 15 - Regulatory Matters - Summary of Compliance With Minimum Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Bank [Member]
Common equity tier 1 capital	$ 69,742	$ 63,649
Common equity tier 1 to risk weighted assets	11.10%	10.70%
Common equity tier 1 capital, minimum capital requirement	$ 40,136	$ 26,704
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	6.375%	5.75%
Common equity tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	$ 62,959	$ 38,573
Common equity tier 1 capital, minimum required to be well capitalized under prompt correction action provisions, to risk-weighted assets	6.50%	6.50%
Total capital	$ 73,361	$ 66,559
Total capital to risk weighted assets	11.70%	11.20%
Total capital, minimum capital requirement	$ 62,172	$ 47,474
Capital Required for Capital Adequacy to Risk Weighted Assets	9.875%	9.25%
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective actions	$ 62,959	$ 59,343
Total capital, to risk-weighted assets, minimum required to be capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 capital	$ 69,742	$ 63,649
Tier 1 capital to risk weighted assets	11.10%	10.70%
Tier 1 capital, minimum capital requirement	$ 49,580	$ 35,606
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	7.875%	7.25%
Tier 1 capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions	$ 50,367	$ 47,474
Total capital to risk-weighted assets minimum required to be well capitalized under prompt corrective action provisions, ratio	8.00%	8.00%
Tier 1 capital	$ 69,742	$ 63,649
Tier 1 capital to average assets	8.80%	8.50%
Tier 1 capital, minimum capital requirement	$ 31,745	$ 29,838
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier 1 capital, to average assets, minimum required to be well capitalized under prompt corrective action provisions	$ 39,681	$ 37,298
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%
Consolidated Entities [Member]
Common equity tier 1 capital	$ 64,426	$ 60,438
Common equity tier 1 to risk weighted assets	10.20%	10.20%
Common equity tier 1 capital, minimum capital requirement	$ 40,213	$ 26,765
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	6.375%	5.75%
Total capital	$ 67,953	$ 63,273
Total capital to risk weighted assets	10.80%	10.60%
Total capital, minimum capital requirement	$ 62,290	$ 47,581
Capital Required for Capital Adequacy to Risk Weighted Assets	9.875%	9.25%
Tier 1 capital	$ 64,426	$ 60,438
Tier 1 capital to risk weighted assets	10.20%	10.20%
Tier 1 capital, minimum capital requirement	$ 49,675	$ 35,686
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	7.875%	7.25%
Tier 1 capital	$ 64,426	$ 60,438
Tier 1 capital to average assets	8.30%	9.20%
Tier 1 capital, minimum capital requirement	$ 30,875	$ 26,198
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%